Biological assets	12 Months Ended
Dec. 31, 2017
Disclosure of Agriculture [Abstract]
Disclosure of biological assets, agriculture produce at point of harvest and government grants related to biological assets [text block]
Note 13 Biological assets

The Company recorded under Current biological assets the agricultural activities (grapes) derived from production of plantations that will be destined to be an input to the following process of the wine production.

The cost associated to the agricultural activities (grapes) are accumulated to the harvest date.

The valuation of current biological assets is described in Note 2, 2.10.

The movement of current biological assets is detailed as follows:

ThCh$
As of January 1 2016
Historic cost	7,633,340
Book Value	7,633,340

As of December 31, 2016
Acquisitions	19,611,307
Decreases due to harvesting	(19,296,268)
Book Value	7,948,379

As of December 31, 2016
Historic cost	7,948,379
Book Value	7,948,379

As of December 31, 2017
Acquisitions	18,440,177
Decreases due to harvesting	(18,230,868)
Book Value	8,157,688

As of December 31, 2017
Historic cost	8,157,688
Book Value	8,157,688